[MHM, March 31, 2009]
[Translation]

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2009

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM EUROPE EQUITY FUND

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 708.50 million U.S. dollars (JPY63.4 billion)

Note 1: U.S. $ amount is translated into Japanese Yen at the rate of I USD=JPY 89.55, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009.

Note 2: The address of Mori Hamada & Matsumoto is to be changed to “Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo” as from May 7, 2009.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

I. Reason For Filing This Amendment To Securities Registration Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement filed on December 26, 2008 (the "Original SRS,") due to the fact that the Semi-annual Report was filed on March 31, 2009.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

II-1. Amendment due to filing the Semi-annual Report.

The following items in the original SRS are amended to have the same contents as those provided in the following items of the Semi-annual Report:

The ORIGINAL SRS	The Semi-annual Report	The way of
amendment

PART II. INFORMATION
CONCERNING THE FUND
I. DESCRIPTION OF THE FUND
1. NATURE OF THE FUND
(B) Structure of the Fund:
(3) Outline of the Fund	IV. OUTLINE OF THE
MANAGEMENT COMPANY
1. Fund	(1) Amount of Capital Stock
d. Amount of Capital Stock	[1] Fund	Novation
2. Investment Management
Company
d. Amount of Capital Stock:	[2] Investment Management	Novation
Company
5. STATUS OF INVESTMENT	I. STATUS OF INVESTMENT
FUND	PORTFOLIO OF THE FUND
(A) Diversification of Investment	(1) Diversification of Investment	Novation
Portfolio	Portfolio
(C) Results of Past Operations	(2) Results of Past Operations	Novation
PART III. DETAILED
INFORMATION ON THE FUND
IV. FINANCIAL CONDITIONS OF
THE FUND
1. Financial Statements	II. FINANCIAL CONDITIONS	Addition
OF THE FUND

V. RECORD OF SALES AND	III. RECORD OF SALES AND	Addition
REPURCHASES	REPURCHASES
PART IV. SPECIAL
INFORMATION
I. OUTLINE OF THE
MANAGEMENT COMPANY
1. Outline of the Management	IV. OUTLINE OF THE
Company	MANAGEMENT COMPANY
i Fund	(1) Amount of Capital Stock
(1) Amount of Capital Stock	[1] Fund	Novation
ii Investment Management Company
(1) Amount of Capital Stock	[2] Investment Management	Novation
Company
2. Description of Business and Outline	(2) Description of Business and	Novation
of Operation	Conditions of Operation
i. Fund	[1] Fund	Novation
ii. PUTNAM INVESTMENT	[2] Putnam Investment Management,	Novation
MANAGEMENT, LLC	LLC ("Investment Management
(INVESTMENT MANAGEMENT	Company")
COMPANY)

The contents of the Semi-annual Report are as follows: [Omitted]

II-2. Other amendments

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(B) Structure of the Fund:

(1) Affiliated Companies of the Fund

[Before amendment]

- Omitted hereinbefore -

d. Putnam Fiduciary Trust Company (the “Investor Servicing Agent”) acts as Investor Servicing Agent.

- Omitted in-between -

Related Companies of the Fund

Fund
Putnam Europe Equity Fund
Trustees
(Agreement and Declaration of Trust)
Amended and Restated Investor Servicing Agreement
Distribution Agreement
Principal Underwriter
Putnam Retail Management Limited Partnership
(acts as distributor)
Investor Servicing Agent
Putnam Fiduciary Trust Company
(acts as investor servicing agent of the Fund)
Japan Dealer Sales Agreement
Agent Company Agreement
Management Contract
Investment Management Company
Putnam Investment Management, LLC
(acts as investment manager of the Fund and investment adviser concerning the Fund's assets)
Master Custodian Agreement
Distributor in Japan
Agent Company
SMBC Friend Securities Co., Ltd.
(forwarding of sales in Japan and rendering of service as agent company)
Master Sub-Accounting Services Agreement
Sub-Management Contract
Sub-Investment Management Company
Putnam Investments Limited
(acts as investment adviser for a portion of the Fund's assets)
Custodian, Sub-Accounting Agent
State Street Bank and Trust Company
(acts as custodian and sub-accounting agent of the Fund)

- 7 -

Sub-Advisory Contract
Sub-Advisory
The Putnam Advisory
Company, LLC
(acts as investment adviser
for a portion of the Fund's

[After amendment]

- Omitted hereinbefore -

d. Putnam Investor Services, Inc. (the “Investor Servicing Agent”) acts as Investor Servicing Agent.

- Omitted in-between -

Related Companies of the Fund

Fund
Putnam Europe Equity Fund
Trustees
(Agreement and Declaration of Trust)
Amended and Restated Investor Servicing Agreement
Distribution Agreement
Principal Underwriter
Putnam Retail Management Limited Partnership
(acts as distributor)
Investor Servicing Agent
Putnam Investor Services, Inc.
(acts as investor servicing agent of the Fund)
Japan Dealer Sales Agreement
Agent Company Agreement
Management Contract
Investment Management Company
Putnam Investment Management, LLC
(acts as investment manager of the Fund and investment adviser concerning the Fund's assets)
Master Custodian Agreement
Distributor in Japan
Agent Company
SMBC Friend Securities Co., Ltd.
(forwarding of sales in Japan and rendering of service as agent company)
Master Sub-Accounting Services Agreement
Sub-Management Contract
Sub-Investment Management Company
Putnam Investments Limited
(acts as investment adviser for a portion of the Fund's assets)
Custodian, Sub-Accounting Agent
State Street Bank and Trust Company
(acts as custodian and sub-accounting agent of the Fund)

- 10 -

Sub-Advisory Contract
Sub-Advisory
The Putnam Advisory Company, LLC
(acts as investment adviser for a portion of the Fund's

(2) Outline of Agreements concluded between related parties of the Fund

[Before amendment]

Role in Operation	Related Party	Agreement	Outline
of Fund

- Omitted hereinbefore -

Investor Servicing	Putnam Fiduciary Trust	Amended and	An agreement entered into on January 1,

Agent	Company	Restated Investor	2005 relating to the Investor Servicing

		Servicing Agreement	Agent’s acting as investor servicing agent
		(Note 4)	of the Fund.

- Omitted hereinafter -

[After amendment]

Role in Operation	Related Party	Agreement	Outline
of Fund

- Omitted hereinbefore -

Investor Servicing	Putnam Investor Services,	Amended and	An agreement entered into on January 1,

Agent	Inc.	Restated Investor	2009 relating to the Investor Servicing

		Servicing Agreement	Agent’s acting as investor servicing agent
		(Note 4)	of the Fund.

- Omitted hereinafter -

(3) Outline of the Fund

2. Putnam Investment Management, LLC (the “Investment Management Company")

c. History of the Company

[Before amendment]

- Omitted hereinbefore -

The Investment Management Company, the Principal Underwriter, the Sub-Investment Management Company, the Sub-Advisory Company and Putnam Fiduciary Trust Company are indirect subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and is an indirect subsidiary of Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

The Investment Management Company, the Principal Underwriter, the Sub-Investment Management Company, the Sub-Advisory Company and the Investor Servicing Agent are indirect subsidiaries of Putnam Investments, LLC, which is located at One Post Office Square, Boston, Massachusetts 02109 and is an indirect subsidiary of Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies.

- Omitted hereinafter -

4. FEES AND TAX

(C) Management Fee, etc.

(1) Management Fee

(d) Custodian Fee and Charges of the Investor Servicing Agent

[Before amendment]

The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

- Omitted hereinafter -

[After amendment]

The Fund will pay to Putnam Investor Services, Inc., the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.

- Omitted hereinafter -

(D) Other Expenses

[Before amendment]

- Omitted hereinbefore -

The Fund has entered into an arrangement with Putnam Fiduciary Trust Company whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

- Omitted hereinafter -

[After amendment]

- Omitted hereinbefore -

The Fund has entered into an arrangement with Putnam Investor Services, Inc. whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

– Omitted in-between -

Fee for investment in other funds. The Fund invests a portion of its assets in Federated Prime Obligations Fund. Based upon the most recent financials for Federated Prime Obligations Fund, each asset invested in such fund is charged a rate 0.20% per annum.

III. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES

1. Transfer of the Shares

[Before amendment]

The transfer agent for the registered share certificates is Putnam Investor Services (a division of Putnam Fiduciary Trust Company), with an address of P.O. Box 8383, Boston, MA 02266-8383, U. S. A.

- Omitted hereinafter -

[After amendment]

The transfer agent for the registered share certificates is Putnam Investor Services, Inc., with an address of One Post Office Square, Boston, MA 02109, U. S. A.

- Omitted hereinafter -

PART III. DETAILED INFORMATION ON THE FUND

III. MANAGEMENT AND ADMINISTRATION

1. OUTLINE OF MANAGEMENT, ETC. OF ASSETS:

(1) Valuation of Assets:

[Before amendment]

- Omitted hereinbefore -

If an error in the Fund's net asset value calculation is identified, a corrective action shall be taken in accordance with the rules for determination procedures of net asset value prescribed by the Investment Management Company. However, in case the error is not considered material (for example, the case where the error is less than a penny per share or any other cases determined under the rules for determination procedures of net asset value), no action may be taken. Further, if (i) the error in the net asset value calculation is less than 0.5% of net assets per share or (ii) the indicated adjustment to a shareholder account is less than $25, no corrective action for transaction shall be taken.

[After amendment]

- Omitted hereinbefore -

If the Investment Management Company identifies a pricing error in the Fund's net asset value calculation, a corrective action may be taken in accordance with the Investment Management Company's pricing procedures. If the pricing error affects the net asset value of the Fund by less than one cent per share, the error is not considered material, and no action is necessary. If the pricing error affects the net asset value of the Fund by one cent per share or more, and subject to review of the general facts and circumstances of the pricing error, the Fund will not reprocess a shareholder account if i) the error in the net asset value calculation is less than 0.5% of net assets per share or (ii) the indicated adjustment to the account is less than $25. Conversely, the Fund will adjust a shareholder account if (i) an error is 0.5% or more of net assets per share, and (ii) the indicated adjustment to the account is $25 or more.

PART IV. SPECIAL INFORMATION

II. OUTLINE OF THE OTHER RELATED COMPANIES

[Before amendment]

1. Putnam Fiduciary Trust Company (the Investor Servicing Agent)

(A) Amount of Capital

U.S. $261,689,681 (approximately JPY 23.43 billion) as of the end of October 2008

(B) Description of Business

Putnam Fiduciary Trust Company is a Massachusetts trust company and an affiliate of the Investment Management Company. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception.

(C) Outline of Business Relationship with the Fund

Putnam Fiduciary Trust Company provides transfer agent services and shareholder services to the Fund.

[After amendment]

1. Putnam Investor Services, Inc. (the Investor Servicing Agent)

(A) Amount of Capital

U.S. $142,225,528* (approximately JPY 12.7 billion) as of the end of January 2009
*unaudited

(B) Description of Business

Putnam Investor Services, Inc. is a Massachusetts trust company and is an indirect wholly-owned subsidiary of Putnam Investments, LLC, parent of the Investment Management Company. Putnam Investor Services, Inc. has been providing paying agent and investor servicing agent services to mutual funds, including the Fund, since its inception.

(C) Outline of Business Relationship with the Fund

Putnam Investor Services, Inc. provides transfer agent services and shareholder services to the Fund.

[MHM, March 31, 2009]
[Translation]

SEMI-ANNUAL REPORT
(During The 15th Term)
From: July 1, 2008
To: December 31, 2008

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT
(During The Fifteenth Term)
From: July 1, 2008
To: December 31, 2008

PUTNAM EUROPE EQUITY FUND

i

SEMI-ANNUAL REPORT
(During The Fifteenth Term)
From: July 1, 2008
To: December 31, 2008

To: Director of Kanto Local Finance Bureau

Filing Date: March 31, 2009

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

Note: The address of Mori Hamada & Matsumoto is to be changed to “Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo” as from May 7, 2009.

1

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

(1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

			(As of the end of
			January 2009)

			Investment
	Country of
Types of Assets	issue	Total USD	Ratio (%)

Common Stock	United Kingdom	$48,335,321	27.15
	Switzerland	35,754,211	20.08
	France	33,073,864	18.58
	Germany	21,885,523	12.29
	Netherlands	8,553,003	4.80
	Norway	7,557,919	4.24
	Spain	5,106,775	2.87
	Finland	5,008,820	2.81
	Italy	4,846,368	2.72
	Belgium	3,040,304	1.71
	Luxembourg	1,743,523	0.98
	Greece	1,739,948	0.98

Sub-total		$176,645,579	99.21

Cash, Deposit and Other
Assets (After deduction of
liabilities)		1,407,590	0.79

Total		$178,053,169	100.00
(Net Asset Value)		JPY 15,944,661,284

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 89.55 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 30, 2009 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

2

(2) Results of Past Operations

a. Record of Changes in Net Assets (Class M Shares)

Record of changes in net assets during the one-year period up to and including the end of January 2009 is as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousands)	(millions)	USD	JPY

2008 End of February	8,715	780	23.70	2,122
March	8,596	770	23.71	2,123
April	8,716	781	24.98	2,237
May	8,503	761	25.31	2,267
June	7,551	676	23.07	2,066
July	7,167	642	22.33	2,000
August	6,446	577	21.15	1,894
September	5,346	479	18.03	1,615
October	4,110	368	14.17	1,269
November	3,798	340	13.29	1,190
December	3,900	349	14.17	1,269
2009 End of January	3,354	300	12.39	1,110

b. Record of Distributions Paid (Class M Shares)

Fiscal Year	Amount paid per Share	Capital Gains

The Fourteenth Fiscal Year
(7/1/07-6/30/08)	$0.33 (JPY 29.55)	$5.07 (JPY 454)

3

Note: Record of distribution paid from December 1999 to December 2008 is as follows:

	Dividend		NAV per Share

Ex-dividend Date	USD	Yen	USD

1999 December 17	$0.042	3.76	$25.21
2000 December 20	$2.138	191.46	$21.39
2001 December 20	$0.012	1.07	$16.78
2002 December 20	$0.127	11.37	$13.61
2003 December 18	$0.204	18.27	$17.20
2004 December 21	$0.092	8.24	$20.31
2005 December 20	$0.152	13.61	$22.65
2006 December 20	$0.473	42.36	$29.70
2007 December 20	$5.396	483.21	$25.43
2008 December 20	$0.000*	0.00	$14.17

*Due to an absence of capital gains, the Fund did not have a year-end distribution in 2008.

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2008 –January 31, 2009	-47.54%

(*) *Return Rate (%) ={[ [ Ending NAV * A] ] / Beginning NAV] – 1}*100 “A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on January 31, 2008 and Ending NAV means net asset value per share on January 31, 2009.

4

II. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2008 and number of outstanding shares of the Fund as of the end of January 2009 are as follows:

(2/1/08 – 1/31/09)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares

6,177	107,887	270,691

(2,250)	(30,780)	(65,930)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

[1] Fund

Not applicable.

[2] Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity (as of the end of January, 2009)  $43,710,643*

b. Amount of member’s equity for the past five years:

Year	Member’s Equity

End of 2004	-$9,155,466+

End of 2005	$73,231,356

End of 2006	$70,594,104

End of 2007	$117,226,875

End of 2008	$58,526,939*

5

*Unaudited

+ During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with Putnam Investments, LLC and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Conditions of Operation

[1] Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

Putnam Investment Management LLC and Putnam Investments Limited have retained their affiliate, The Putnam Advisory Company, LLC (Sub-Advisory Company), to manage a separate portion of the assets of the Fund subject to to their supervision.

[2] Putnam Investment Management, LLC ("Investment Management Company")

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2009, Investment Management Company managed, advised, and/or administered the following 104 funds and fund portfolios (having an aggregate net asset value of over $50.5 billion):

			(As of January 31, 2009)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	5	$2,062.40

	Open End Type Balanced Fund	13	$12,776.21

U.S.A.	Open End Type Bond Fund	34	$17,544.33

	Open End Type Equity Fund	52	$18,172.94

	Total	104	$50,555.88

6

(3) Miscellaneous

[1] Fund

Litigation, etc.
In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

[2] Putnam Investment Management, LLC ("Investment Management Company")

Litigation, etc.
In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY
[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]